REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE RECOGNITION
Schedule of Revenue Recognition
	For year ended		Change
	12/31/2025	12/31/2024	$	%

Gross Sales	-	58,857	(58,857)	(100)%
Subsidy Revenue (ICMS Presumed Credit)	-	-	-	0%
(-)Sales Return	-	(4,601)	4,601	(100)%
(-)Conditional discounts	-	(2,209)	2,209	(100)%
(-)ICMS	-	(7,492)	7,492	(100)%
(-)PIS	-	(1,408)	1,408	(100)%
(-)COFINS	-	(2,684)	2,684	(100)%
(-) ICMS ST	-	-	-	0%
Total	-	40,463	(40,463)	(100)%